Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Major customers, revenue	$ 530,348	$ 523,404	$ 556,146
Net sales | Customers accounted for 10% or more | SK Hynix
Revenue, Major Customer [Line Items]
Major customers, revenue	$ 111,265	$ 150,762	$ 156,541
Major customers, percentage of net sales	21.00%	29.00%	28.00%
Net sales | Customers accounted for 10% or more | Intel
Revenue, Major Customer [Line Items]
Major customers, revenue	$ 67,791	$ 50,205		[1]
Major customers, percentage of net sales	13.00%	10.00%		[1]

[1]	Less than 10%